SCHEDULE OF FAIR MARKET VALUE OF INVESTMENT PROPERTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sub-total			$ 452,460
Total	$ 514,172,281	$ 449,036,633	$ 428,275,741	$ 364,307,039
Land Bank [Member]
IfrsStatementLineItems [Line Items]
Sub-total	619,976
Sub-total	24,100,446	29,739,722
Total Land Bank	24,720,422	29,739,722
Land Bank [Member] | PERU
IfrsStatementLineItems [Line Items]
Sub-total	619,976
Sub-total		7,190,000
Land Bank [Member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Sub-total	24,100,446	16,394,722
Land Bank [Member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Sub-total		6,155,000
Properties [Member]
IfrsStatementLineItems [Line Items]
Sub-total	12,260,000	614,523
Sub-total	33,121,781	66,217,611
Total properties under development	45,381,781	66,832,134
Properties [Member] | PERU
IfrsStatementLineItems [Line Items]
Sub-total	12,260,000	614,523
Sub-total	22,230,781	9,793,481
Properties [Member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Sub-total		20,708,910
Properties [Member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Sub-total	10,891,000	35,715,220
Operating Properties [Member]
IfrsStatementLineItems [Line Items]
Sub-total	444,070,078	352,464,777
Total operating properties	444,070,078	352,464,777
Total operating properties and properties under development	489,451,859	419,296,911
Operating Properties [Member] | PERU
IfrsStatementLineItems [Line Items]
Sub-total	92,239,857	87,523,052
Operating Properties [Member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Sub-total	106,957,000	70,645,712
Operating Properties [Member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Sub-total	$ 244,873,221	$ 194,296,013